Significant Accounting Policies - Schedule of Fair Value of Derivative Liabilities (Details) - USD ($)	Mar. 31, 2020	Feb. 25, 2020	Dec. 31, 2019
Derivative liabilities - Common Stock Warrants	$ 199,907	$ 546,036
Quoted Prices in Active Markets for Identical Assets or Liabilities (Level 1) [Member]
Derivative liabilities - Common Stock Warrants
Significant Other Observable Inputs (Level 2) [Member]
Derivative liabilities - Common Stock Warrants
Significant Unobservable Inputs (Level 3) [Member]
Derivative liabilities - Common Stock Warrants	$ 199,907